Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

August 2, 2016

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group Equity Funds IV (the “Trust”)
File Nos. 811-04413; 033-00442
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 62 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2016.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody

cc:           Cori E. Daggett
Bruce G. Leto
Jonathan M. Kopcsik